Real Estate Properties under Development, Net - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Real estate properties under development pledged to banks to obtain loan facilities	$ 86,600	$ 84,700
Transfers of real estate properties under development	0	0
Construction in Progress
Property, Plant and Equipment [Line Items]
Interest for bank loans	36,729	32,487
Capitalized debt issuance costs	1,920	1,920
Nam Tai Inno Park [Member]
Property, Plant and Equipment [Line Items]
Real estate properties held for sales type lease transferred of real estate properties	0	0
Recognized cost of sales	0	1,800
Real estate properties held for sales type lease pledged for loan	0	0
Nam Tai Longxi [Member]
Property, Plant and Equipment [Line Items]
Real estate properties held for sales transferred of real estate properties	0		$ 0
Recognized cost of sales	30,800	5,800
Real estate properties held for sales pledged for loan	$ 0	$ 3,800